Statement of cash flows - supplementary information - Net change in non-cash balances related to operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Decrease (increase) in amounts receivable	$ (13,642)	$ 7,345
Decrease (increase) in prepaid expenses and other	1,430	1,512
Decrease (increase) in long-term amounts receivable	4,471	7,713
Increase (decrease) in accounts payable and accrued liabilities	(30,743)	(42,165)
Increase (decrease) in deferred revenue	10,288	(5,558)
Tangible benefit obligation payments	(2,406)	(859)
Increase (decrease) in working capital	(30,602)	(32,012)
Interest paid	39,850	45,156
Interest received	416	342
Taxes paid	$ 8,151	$ 3,694